Segment and Revenue Information (Details) - Schedule of Company’s Revenue Disaggregated - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Company’s Revenue Disaggregated [Line Items]
Revenue	$ 17,260	$ 12,664
Software as a Service [Member]
Schedule of Company’s Revenue Disaggregated [Line Items]
Revenue	17,257	9,983
Advertising Services [Member]
Schedule of Company’s Revenue Disaggregated [Line Items]
Revenue	$ 3	$ 2,681